Investment in associated companies (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 248	$ 248
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	108	103
Seabras Sapura - Shareholder loans
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	115	121
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	23	22
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 2	$ 2